CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($)	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash	$ 125,052	$ 442,673	$ 737,986
Prepaid expenses	123,125	282,500	1,121,860
Total current assets	248,177	725,173	1,859,846
Investments held in Trust Account	280,746,517	277,949,215	275,012,561
Total Assets	280,994,694	278,674,388	276,872,407
Current liabilities:
Accounts payable	341,402	287,528	87,097
Accrued expenses	2,306,149	1,539,695	212,704
Total current liabilities	2,647,551	1,827,223	299,801
Deferred underwriting commissions	0	3,609,375	9,625,000
Total liabilities	2,647,551	5,436,598	9,924,801
Commitments and Contingencies
Shareholders' Deficit:
Preferred shares, $0.0001 par value; 1,000,000 shares authorized; none issued and outstanding as of December 31, 2022 and 2021	0	0	0
Additional paid-in capital	0	0	0
Accumulated deficit	(2,300,153)	(4,612,204)	(8,053,173)
Total shareholders' deficit	(2,299,374)	(4,611,425)	(8,052,394)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Deficit	280,994,694	278,674,388	276,872,407
Class A ordinary shares [Member]
Shareholders' Deficit:
Common stock	91	91	91
Class A Common Stock Subject to Redemption [Member]
Current liabilities:
Class A ordinary shares subject to possible redemption, $0.0001 par value; 27,500,000 at redemption value of $10.10 and $10.00 per share as of December 31, 2022 and 2021, respectively	280,646,517	277,849,215	275,000,000
Class B ordinary shares [Member]
Shareholders' Deficit:
Common stock	$ 688	$ 688	$ 688